Fees Summary	Feb. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 225,094,356.28
Previously Paid Amount
Total Fee Amount	31,085.53
Total Offset Amount
Net Fee	$ 31,085.53